Note 3 - Use of Judgments and Estimates	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of accounting judgements and estimates [text block]

3.    Use of judgments and estimates

In preparing these consolidated financial statements, management has made judgments and estimates about the future that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Judgments

Judgments have been made in applying accounting policies that have significant effects on the amounts recognized in the financial statements when preparing these financial statements. The judgment considered in these financial statements is the classification as a non-current liability of the long-term export prepayment agreement repayable by December 2026 since the amortization of principal is dependent upon the sum of net cash from operating and investing activities.

Estimates

Estimates and underlying assumptions are reviewed on an ongoing basis and are consistent with the Company’s risk management and commitments where appropriate. Revisions to estimates are recognized prospectively.

The areas that require management to make significant judgments, estimates and assumptions in determining carrying amounts are as follows:

Note 6 and 24 – Provisional pricing adjustments: The Company’s products may be provisionally priced at the date revenue is recognized and a provisional invoice issued. Provisionally priced receivables are subsequently measured at fair value through profit and loss under IFRS 9 “Financial Instruments”. The final selling price for all provisionally priced products is based on the estimated price for the quotational period stipulated in the contracts. The change in value of the provisionally priced receivable is based on relevant forward market prices and is included in sales revenue. For contracts with variable pricing dependent on the mineral in the product delivered, the Company estimates the amount of consideration to which it will be entitled in exchange for transferring the products.

Note 11 - Mineral reserves and mineral resources: Proven and probable mineral reserves of the Company are those measured and indicated mineral resources demonstrated by at least a preliminary feasibility study and commercial viability. The Company estimates its proven and probable mineral reserves and measured, indicated, and inferred mineral resources based on the work done and compiled by qualified persons. The estimation of future cash flows related to proven and probable mineral reserves is based upon factors such as estimates of commodity prices, foreign exchange rates, future capital requirements and production costs along with geological assumptions and judgments made in estimating the size and grade of the mineral ore body. Changes in the proven and probable mineral reserves or measured, indicated and inferred mineral resources estimates may impact the carrying amount of the property, plant and equipment, asset retirement obligations, recognition of deferred tax amounts and depreciation and depletion.

Note 11 – Impairment of non-financial assets: Significant judgments, estimates and assumptions are required to determine whether an impairment trigger event has occurred and to prepare the Company’s cash flows. Management uses the budgets approved as a starting point, and key assumptions are included, but not limited to: (i) mineral reserves and mineral resources measured by internal experts; (ii) costs and investments based on the best estimate of projects; (iii) sale prices consistent with projections available in reports published by industry, considering the market price when appropriate; (iv) the useful life of the Company’s cash-generating unit; and (v) discount rates that reflect specific risks relating to the relevant assets in the cash-generating unit. These assumptions are susceptible to risks and uncertainties and may change the Company’s projection and, therefore, may affect the recoverable value of assets.

Note 19 – Recoverability of deferred tax assets: Preparation of the consolidated financial statements requires an estimate of income taxes in each of the jurisdictions in which the Company operates. The process involves an estimate of the Company’s current tax exposure and an assessment of temporary differences. These differences result in deferred tax assets that are included in the Company’s consolidated statements of financial position. An assessment is also made to determine the likelihood that the Company’s future tax assets will be recovered from future taxable income. Judgement is required to continually assess changes in tax interpretations, regulations and legislation, and make estimates about future taxable profits, to ensure deferred tax assets are recoverable.

Note 20 - Asset retirement obligations: The Company assesses its provision for asset retirement obligations on an annual basis or when new material information becomes available. Mining and exploration activities are subject to various laws and regulations governing the protection of the environment. In general, these laws and regulations are continually changing, and the Company has made, and intends to make in the future, expenditures to comply with such laws and regulations. Accounting for restoration, rehabilitation, and environmental remediation obligations requires management to make estimates of the future costs the Company will incur to complete the restoration, rehabilitation, and environmental remediation work required to comply with existing laws and regulations at each mining operation. Actual costs incurred may differ from those amounts estimated. Additionally, future changes to environmental laws and regulations could increase the extent of restoration, rehabilitation, and environmental remediation work required to be performed by the Company. Increase in future costs could materially impact the amounts charged to operations for restoration, rehabilitation, and environmental remediation. The provision represents management’s best estimate of the present value of the future restoration, rehabilitation, and environmental remediation obligation. The actual future expenditures may differ from the amounts currently provided.

Note 28 - Measurement of share-based payment transactions: The valuation of the Company’s share-based payment transactions requires the use of estimates and valuation techniques. Measurement of the Company’s restricted share units (“RSU’s”) that contain market-based conditions is based on a Monte Carlo pricing model, which uses various inputs and assumptions. Changes in these assumptions result in changes in the fair value of these instruments and a corresponding change in the amount recognized in profit or loss. Judgment is also required in determining grant date and in estimating when non-market performance conditions are expected to be met.